4. STOCK OPTIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Notes to Financial Statements
Stock based compensation	$ 167	$ 514
Unrecognized compensation cost	$ 578